Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
11. Income Taxes
The domestic and foreign components of (loss) before provision for income taxes and the provision for income taxes were as follows (in millions):

Successor
From October 20, 2021 through December 31, 2021
United States	$(26.8)
Foreign	(3.0)

Net loss before benefit from income taxes	$(29.8)

Income tax provision (benefit):
Current:
Federal	$—
State and local	0.8
Foreign	3.8

Total current provision	$4.6

Deferred:
Federal	$(5.4)
State and local	(1.2)
Foreign	(4.8)

Total deferred benefit	$(11.4)

Total benefit from income taxes	$(6.8)

	Predecessor
	From July 1, 2021 through October 19, 2021	Fiscal Year Ended June 30, 2021	Fiscal Year Ended June 30, 2020	Fiscal Year Ended June 30, 2019
United Kingdom	$(41.2)	$(125.3)	$(118.2)	$(96.3)
United States	(61.2)	(53.8)	(24.5)	(42.0)
Other foreign	(8.9)	14.8	18.1	12.1

Net loss before benefit from income taxes	$(111.3)	$(164.3)	$(124.6)	$(126.2)

Income tax provision (benefit):
Current:
United Kingdom	0.1	0.3	0.6	1.1
United States	1.4	2.4	(6.2)	1.9
Other foreign	2.0	9.4	16.1	9.6

Total current provision	$3.5	$12.1	$10.5	$12.6

Deferred:
United Kingdom	—	—	(0.4)	(0.3)
United States	(7.0)	(15.5)	1.3	(7.2)
Other foreign	(2.1)	(2.5)	(16.9)	(9.3)

Total deferred benefit	$(9.1)	$(18.0)	$(16.0)	$(16.8)

Total benefit from income taxes	$(5.6)	$(5.9)	$(5.5)	$(4.2)

The provision (benefit) for income taxes differs from the amount computed by applying the U.S. Federal statutory income tax rate to loss before provision for income taxes as follows:

Successor
From October 20, 2021 through December 31, 2021
Income tax at U.S. Federal statutory rate	21%
State and local taxes, net of federal impact	2%
Foreign tax rate differential	—%
Change in valuation allowance	3%
Stock-based compensation expense	(4)%
Warrant liability change in fair value	1%
Other	—%

Total effective income tax rate	23%

The provision (benefit) for income taxes differs from the amount computed by applying the U.K. statutory income tax rate to loss before provision for income taxes as follows:

	Predecessor
	From July 1, 2021 through October 19, 2021	Fiscal Year Ended June 30, 2021	Fiscal Year Ended June 30, 2020	Fiscal Year Ended June 30, 2019
Income tax at U.K. statutory rate	19%	19%	19%	19%
Subpart F & GILTI	—%	(1)%	(2)%	(4)%
Foreign taxes, including U.S.	1%	(1)%	1%	3%
Transaction costs	(3)%	—%	—%	—%
Change in valuation allowance	(2)%	4%	(8)%	1%
Unrecognized tax benefits	(1)%	(1)%	11%	—%
Nondeductible interest expense	(7)%	(14)%	(17)%	(14)%
Stock-based compensation expense	(2)%	—%	—%	—%
Other	—%	—%	—%	(2)%

Total effective income tax rate	5%	4%	4%	3%

Taxes of approximately $28.7 million have not been provided on approximately $220 million of certain earnings and profits and approximately $67.1 million of undistributed GAAP retained earnings of
non-U.S.
foreign subsidiaries which are permanently reinvested.
The components of the Company’s net deferred tax assets and liabilities consist of the following (in millions):

	Successor	Predecessor
	December 31, 2021	June 30, 2021	June 30, 2020
Deferred tax assets:
Net operating loss carryforwards	$24.5	$29.2	$29.2
Federal and state credit carryforwards	13.9	14.3	16.4
Property, plant and equipment	0.6	0.6	2.6
Deferred and other revenue differences	8.6	4.0	—
Interest carryforwards	12.1	11.2	4.9
Other reserves and accrued expenses	15.4	15.0	9.0
Lease liabilities	12.5	—	—
Other assets	2.2	3.7	4.7

Total deferred tax assets	89.8	78.0	66.8
Less: valuation allowance	(20.7)	(29.1)	(29.0)

	$69.1	$48.9	$37.8

	Successor	Predecessor
	December 31, 2021	June 30, 2021	June 30, 2020
Deferred tax liabilities:
Purchased technologies and other intangibles	$(192.1)	$(75.0)	$(58.2)
Deferred and other revenue differences	(7.5)	(8.1)	(0.8)
Property, plant and equipment	(11.9)	(3.9)	(3.0)
Lease right of use assets	(11.4)	—	—
Other liabilities	(1.4)	(1.8)	(4.1)

Total deferred tax liabilities	(224.3)	(88.8)	(66.1)

Net deferred tax liabilities	$(155.2)	$(39.9)	$(28.3)

The increase in deferred tax liabilities in the Successor Period is mainly due to the fair valuation of the Company’s intangible assets as a result of the Business Combination. See Note 2,
Acquisitions
. Management regularly evaluates the recoverability of deferred tax assets and recognizes the tax benefit only if reassessment demonstrates that they are more likely than not realizable. At such time, if it is determined that it is more likely than not that the deferred tax assets are realizable, the valuation allowance will be adjusted. In assessing the need for a valuation allowance, management considers all available evidence, both positive and negative, including reversals of existing temporary differences; historical levels of income; expectations and risks associated with estimates of future taxable income; and any ongoing tax planning strategies. At December 31, 2021, the Company evaluated the realizability of the deferred tax assets and concluded that a valuation allowance of $20.7 million mostly relating to U.S. foreign tax credit carryovers and
non-U.S.
net operating loss carryforwards should continue to be recorded. At June 30, 2021 the valuation allowance was $29.1 million mostly relating to U.S. foreign tax credit carryovers and
non-U.S.
net operating losses and restricted interest carryforwards. In the Successor Period, the Company reflected the impact of the Business Combination but did not otherwise adjust the valuation allowance. The Company increased the valuation allowance by $1.6 million, $0.1 million, and $10.3 million for the Predecessor Stub Period ended October 19, 2021, and the years ended June 30, 2021, and June 30, 2020, respectively.

	Successor	Predecessor
	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	Fiscal Year Ended June 30, 2021	Fiscal Year Ended June 30, 2020
Valuation allowance balance – beginning of period	$1.0	$29.1	$29.0	$18.7
Increases/(decreases) resulting from the Mirion Business Combination	19.7	—	—	—
Increases resulting from other business combinations	—	—	0.5	0.3
Other increases	—	1.6	8.6	10.0
Other decreases	$—	$—	$(9.0)	$—

Valuation allowance balance – end of period	$20.7	$30.7	$29.1	$29.0

Included in increases/(decreases) resulting from the Mirion Business Combination is a decrease of $(10.0) million primarily related to the change in expected realization of tax attributes in the U.K. A majority of the decrease in the fiscal year ended June 30, 2021 is attributable to a change in the realizability of U.S. deferred tax assets upon the acquisition of Sun Nuclear.
As of December 31, 2021, the Company had U.S. federal, U.S. state, and
non-U.S.
net operating loss carryforwards of $39.7 million, $58.3 million, and $51.3 million, respectively. A majority of the U.S. federal net operating losses will expire in years ending December 31, 2035 and 2036. A majority of the U.S. state net operating losses will continue to expire in years ending December 31, 2022 through 2041. Materially, the foreign net operating losses have an indefinite carryover period. As of December 31, 2021, the Company had U.S. tax credit carryforwards of $14.0 million available to offset future U.S. federal income taxes payable. U.S. tax credit carryforwards will expire in years ending December 31, 2023 through 2037.
As a result of the Business Combination, Mirion TopCo experienced an ownership change. Management analyzed the impact related to the ability to utilize certain of its
non-U.S.
net operating loss and tax credit carryforwards after the Business Combination and determined all attributes in the U.K. may be carried forward with no restrictions; however, certain net operating losses in Germany would be forfeited. The Company recorded an impact of approximately $3.8 million in purchase accounting related to the forfeiture of Germany net operating losses. In addition, the Company analyzed the ability to utilize U.S. federal and state tax attribute carryforwards and does not expect the use of these attributes to be limited under Section 382 of the Internal Revenue Code and similar state tax laws. The Company continues to monitor the impact of the ownership change on attributes as future changes in the business could further limit the use of these attributes.
As of December 31, 2021, the Company had $6.6 million of unrecognized tax benefits related to uncertain tax positions, $4.2 million of which would affect its effective tax rate if recognized. Although the timing and outcome of tax settlements are uncertain, it is reasonably possible that during the next twelve months a reduction in unrecognized tax benefits related to the deductibility of certain expenses may occur in the range of zero to $2.8 million due to the expiration of various statutes of limitations and anticipated corrections to the timing of deductions. As of June 30, 2021, the Company had $5.0 million of unrecognized tax benefits related to uncertain tax positions, $3.4 million of which would affect its effective tax rate if recognized. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in millions):

	Successor	Predecessor
	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	Fiscal Year Ended June 30, 2021	Fiscal Year Ended June 30, 2020
Balance, beginning of period	$—	$5.0	$0.8	$13.9
Increases resulting from the Mirion Business Combination	6.5	—	—	—
Current year additions to positions	0.1	1.5	2.6	—
Additions from other business combinations	0.2	—	1.7	—
Lapse of applicable statute of limitations	—	—	(0.1)	(13.1)
Reductions to prior year positions	(0.2)	—	—	—
Foreign currency translation adjustments	—	—	—	—

Balance, end of period	$6.6	$6.5	$5.0	$0.8

The Company has recorded $3.1 million, $2.1 million, and $0.8 million of unrecognized tax benefits as non-current
income taxes payable as of December 31, 2021, June 30, 2021, and June 30, 2020, respectively. The Company has also recorded $3.5 million, $2.9 million, and zero of unrecognized tax benefits as a reduction of net deferred tax assets included in other liabilities in the accompanying consolidated balance sheets at December 31, 2021, June 30, 2021, and June 30, 2020, respectively.
The Company recognizes interest and penalties related to uncertain tax positions as a component of income tax expense. Accrued interest and penalties as of December 31, 2021, June 30, 2021, and June 30, 2020, were approximately $0.9 million, $0.6 million, and $0.3 million, respectively. The ultimate amount and timing of any future cash settlements cannot be predicted with reasonable certainty.
The Company conducts business globally and, as a result, one or more of its subsidiaries files U.S. federal and state income tax returns and income tax returns in other foreign jurisdictions. In the normal course of business, the Company is subject to examination by taxing authorities throughout the world, including such major jurisdictions as the United Kingdom, France, Germany, Canada, and the United States. With the exception of the 2015 tax year returns for Canada, and a few insignificant jurisdictions, the Company is no longer subject to U.S. federal or
non-U.S.
income tax examinations for years prior to June 30, 2016. The Company is no longer subject to U.S. state and local income tax examinations for years prior to the 2004 tax year.
In many cases, the Company’s uncertain tax positions are related to tax years that remain subject to examination by tax authorities. The following describes open tax years by major tax jurisdictions as of December 31, 2021:

Years Open
Jurisdiction:
Canada	2015 – 2021
France	2019 – 2021
Germany	2016 – 2021
United Kingdom	2016 – 2021
United States—Federal	2016 – 2021
United States—State	2004 – 2021